ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended					12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Membership	Dec. 31, 2011 Membership	Dec. 31, 2012 Favorable lease	Dec. 31, 2011 Favorable lease	Dec. 31, 2012 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited	Jul. 01, 2011 Beijing Bona Cineplex	Apr. 23, 2010 Beijing Bona Cineplex	Jul. 01, 2011 Bona Starlight	Jul. 28, 2010 Bona Starlight
Acquired intangible assets
Ownership percentage								100.00%	100.00%			100.00%	100.00%
Equity interest (as a percent)										100.00%	100.00%
Acquired intangible assets with definite lives
Gross carrying amount	$ 2,518,535	$ 2,518,535		$ 58,651	$ 58,651	$ 2,459,884	$ 2,459,884
Accumulated amortization	(1,727,450)	(912,504)		(58,651)	(57,022)	(1,668,799)	(855,482)
Exchange difference	53,726	46,844				53,726	46,844
Total	844,811	1,652,875			1,629	844,811	1,651,246
Acquired intangible assets with indefinite lives
Movie theater licenses, Gross carrying amount	2,328,956	2,328,956
Movie theater licenses, Exchange difference	15,714	11,321
Movie theater licenses, Net carrying amount	2,344,670	2,340,277
Intangible Assets
Gross carrying amount, Total	4,847,491	4,847,491
Exchange difference, Total	69,440	58,165
Net carrying amount, Total	3,189,481	3,993,152
Amortization expenses	814,945	679,122	233,382
Expected amortization expenses of 2013	752,984
Expected amortization expenses of 2014	91,827
Impairment on acquired intangible assets	$ 0	$ 0	$ 0